Provisions for Legal Proceedings - Schedule of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Labor - Changes in Provisions [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	$ 108,004	$ 99,270	$ 96,551
Additions, reversals and changes in estimates	65,906	60,835	47,771
Payments	(69,755)	(69,450)	(61,399)
Indexation	6,913	9,654	9,622
Exchange rate variation	(23,941)	7,695	6,725
Ending balance	87,127	108,004	99,270
Civil - Changes in Provisions [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	270,989	222,800	281,135
Additions, reversals and changes in estimates	275,462	143,009	106,831
Payments	(195,568)	(114,340)	(172,299)
Indexation	6,551	14,992	4,329
Exchange rate variation	(16,790)	4,528	2,804
Ending balance	340,644	270,989	222,800
Tax and Social Security - Changes in Provision [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	134,400	105,420	100,379
Additions, reversals and changes in estimates	(39,083)	4,773	(9,383)
Payments	(5,491)	(704)	(3,018)
Indexation	5,413	16,227	10,540
Exchange rate variation	(25,547)	8,684	6,902
Ending balance	69,692	134,400	105,420
Brazil [Member] | Labor - Changes in Provisions [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	107,940	99,187	96,512
Additions, reversals and changes in estimates	65,901	61,302	47,500
Payments	(69,751)	(68,781)	(61,130)
Indexation	6,913	9,864	18,618
Exchange rate variation	(23,928)	6,368	(2,313)
Ending balance	87,075	107,940	99,187
Brazil [Member] | Civil - Changes in Provisions [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	73,502	48,539	41,291
Additions, reversals and changes in estimates	15,941	28,407	5,377
Payments	(19,414)	(21,032)	(5,231)
Indexation	6,551	14,234	4,325
Exchange rate variation	(16,784)	3,354	2,777
Ending balance	59,796	73,502	48,539
Brazil [Member] | Tax and Social Security - Changes in Provision [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	133,006	104,126	99,621
Additions, reversals and changes in estimates	(39,353)	4,514	(9,671)
Payments	(5,491)	(603)	(3,018)
Indexation	5,631	14,085	10,501
Exchange rate variation	(25,277)	10,884	6,693
Ending balance	68,516	133,006	104,126
Other jurisdictions [Member] | Labor - Changes in Provisions [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	64	83	39
Additions, reversals and changes in estimates	5	(467)	271
Payments	(4)	(669)	(269)
Indexation		(210)	(8,996)
Exchange rate variation	(13)	1,327	9,038
Ending balance	52	64	83
Other jurisdictions [Member] | Civil - Changes in Provisions [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	48	22	6
Additions, reversals and changes in estimates	6	1,102	8
Payments	(4)	(3,008)	(23)
Indexation		758	4
Exchange rate variation	(6)	1,174	27
Ending balance	44	48	22
Other jurisdictions [Member] | Tax and Social Security - Changes in Provision [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	1,394	1,294	758
Additions, reversals and changes in estimates	270	259	288
Payments		(101)
Indexation	(218)	2,142	39
Exchange rate variation	(270)	(2,200)	209
Ending balance	1,176	1,394	1,294
USA [Member] | Civil - Changes in Provisions [Member]
Schedule of Changes in Provisions [Line Items]
Beginning balance	197,439	174,239	239,838
Additions, reversals and changes in estimates	259,515	113,500	101,446
Payments	(176,150)	(90,300)	(167,045)
Indexation
Exchange rate variation
Ending balance	$ 280,804	$ 197,439	$ 174,239